Cover	Feb. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37524
Entity Registrant Name	vTv Therapeutics Inc.
Entity Central Index Key	0001641489
Entity Tax Identification Number	47-3916571
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3980 Premier Drive
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27265
City Area Code	336
Local Phone Number	841-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	VTVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false